SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2016	Jun. 30, 2015	Jul. 31, 2016	Jul. 31, 2015	Jan. 31, 2016
Subsequent Event
Net proceeds from the issuance of common stock and warrants			$ 3,583	$ 7,821
Public Offering
Subsequent Event
Net proceeds from the issuance of common stock and warrants	$ 3,600
Issuance of common stock	3,600,000	3,636,384
Warrants exercise price	$ 1.20
Common Stock
Subsequent Event
Issuance costs					$ 2,500
Subsequent event | Public Offering
Subsequent Event
Net proceeds from the issuance of common stock and warrants	$ 3,600
Issuance costs	$ 700
Issuance of common stock	3,600,000
Issuance of warrants	1,952,000
Warrants exercise price	$ 1.20